Changes in the Group- Non-controlling Interests (Details) - Hrvatski Duhani D D Tobacco Leaf Processing - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Business Combinations [Line Items]
NCI percentage acquired	1.31%	3.30%
Payment to acquire NCI	£ 1	£ 1